Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per the accompanying financial statements	$ 240,738
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	8,287
Changes in amounts allocated to withdrawing participants	(568)
Increase in net assets available for benefits per the Form 5500	$ 248,457